LAND USE RIGHTS	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS
LAND USE RIGHTS
5.	LAND USE RIGHTS
Land use rights are amortized under straight-line method through the respective period of land rights, which are from
40-50
years. Amortization expense for the years ended December 31, 2018, 2019 and 2020 was approximately RMB3 million, RMB3 million and RMB3 million, respectively. As of December 31, 2019 and 2020, the net book value was RMB91 million and RMB88 million respectively.